ProShares Global Listed Private Equity ETF Expense Example - ProShares Global Listed Private Equity ETF - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 298
Expense Example, with Redemption, 3 Years	1,170
Expense Example, with Redemption, 5 Years	2,055
Expense Example, with Redemption, 10 Years	$ 4,328